Related Party Transaction (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]	The Company had the following related party transaction during the year:
	2016	2015
Nature	HK$	HK$

Rental income from related company	2,190	-